Note 14 - Operating Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Successor [Member]
Note 14 - Operating Lease Commitments (Details) [Line Items]
Operating Leases, Rent Expense	$ 1.5	$ 11.3
Predecessor [Member]
Note 14 - Operating Lease Commitments (Details) [Line Items]
Operating Leases, Rent Expense			$ 9.1	$ 9.7